UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22802

FS GLOBAL CREDIT OPPORTUNITIES FUND
(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania (Address of principal executive offices)	19112 (Zip code)

Michael C. Forman
FS Global Credit Opportunities Fund
201 Rouse Boulevard
Philadelphia, Pennsylvania 19112
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1185

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 – June 30, 2016

Item 1. Proxy Voting Record.

The following details FS Global Credit Opportunities Fund’s proxy voting record for the period from July 1, 2015 through June 30, 2016:

iStar Inc.

Ticker Symbol: STARpD (Series D)
CUSIP / ISIN: 45031U408 / US45031U4085
Meeting Date: May 18, 2016

Item No.	Proposal	Proposed By	Vote	For / Against Management
1.	Election of Directors: Jay Sugarman, Clifford De Souza, Robert W. Holman, Jr., Robin Josephs, John G. McDonald, Dale Anne Reiss, and Barry W. Ridings.	Management	For	For

2.	Ratification of the appointment of PricewaterhouseCoopers LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2016.	Management	For	For

3.	Approve, on a non-binding, advisory basis, the executive compensation as disclosed in the company’s proxy statement	Management	For	For

Northern Oil and Gas Inc.

Ticker Symbol:     NOG
CUSIP / ISIN:     665531109 / US6655311099
Meeting Date:     May 26, 2016

Item No.	Proposal	Proposed By	Vote	For / Against Management
1.	Election of Directors (Michael Reger, Lisa Bromiley, Robert Grabb, Delos Cy Jamison, Jack King and Richard Weber)	Management	No action	N/A

2.	Ratify the appointment of Grant Thornton LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2016	Management	No action	N/A

3.	Approve an amendment to the company’s articles of incorporation to increase the number of authorized shares of common stock	Management	No action	N/A

4.	Approve an amendment to the company’s 2013 incentive plan	Management	No action	N/A

5.	Approve, by a non-binding advisory vote, the compensation paid to the company’s named executive officers as disclosed in the company’s proxy statement	Management	No action	N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Global Credit Opportunities Fund

By:	/s/ Michael C. Forman
Name:	Michael C. Forman
Title:	President and Chief Executive Officer
Date:	August 19, 2016